Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating activities:
Net loss	$ (209,765)	$ (119,388)	$ (39,533)
Income (Loss) from Discontinued Operations, Net of Income Taxes	3,016	3,330	2,341
Income (Loss) from Continuing Operations	(212,781)	(122,718)	(41,874)
Adjustments to reconcile loss from continuing operations to net cash (used in) from operating activities of continuing operations:
Depreciation and amortization	23,318	24,380	24,579
Amortization of deferred loss (gain)	5	(261)	(1,214)
Amortization of deferred financing costs and debt discount	8,355	8,064	7,914
Impairment of Intangible Assets, Finite-lived	33,742	0	0
Impairment of goodwill	0	56,160	0
Non-cash write-down of Inventory	53,971	0	0
(Gain) loss on sale of property, plant & equipment	(21,568)	(5,603)	42
Unrealized (gains) losses on commodity hedges	(600)	(1,256)	358
Unrealized foreign currency transaction losses	5,385	3,540	0
Equity in losses (earnings) of joint venture	1,426	(7,691)	(6,987)
Dividends from joint venture	316	12,127	3,963
Pension Curtailment	2,923	0	0
Pension Settlement	3,915	0	0
Deferred income taxes	(25,789)	(21,077)	(28,870)
Share-based compensation expense	828	1,972	3,062
Excess tax benefits from share-based payment arrangements	0	(76)	(420)
Changes in assets and liabilities:
Accounts receivable	34,412	(4,706)	10,414
Inventories	64,019	(20,013)	95,978
Prepaid expenses and other current assets	(7,818)	(491)	2,339
Other non-current assets	(520)	1,686	1,470
Prepaid pension costs	2,675	387	3,953
Accounts payable	(7,072)	2,849	(220)
Accrued payroll and employee benefits	6,938	(230)	(1,892)
Income tax payable and receivable	2,083	(772)	4,388
Accrued Liabilities and Other Current Liabilities	845	(4,080)	(2,990)
Postretirement benefit obligations and other non-current liabilities	(1,762)	(1,002)	(3,098)
Net cash (used in) from operating activities of continuing operations	(32,754)	(78,811)	70,895
Net cash from operating activities of discontinued operations	10,621	3,734	3,490
Net cash (used in) from operating activities	(22,133)	(75,077)	74,385
Investing activities:
Capital expenditures	(7,171)	(11,184)	(10,181)
Proceeds from Sale of Property, Plant, and Equipment	28,631	7,464	794
Net cash from (used in) investing activities of continuing operations	21,460	(3,720)	(9,387)
Net cash used in investing activities of discontinued operations	(1,079)	(1,167)	(1,423)
Net cash from (used in) investing activities	20,381	(4,887)	(10,810)
Financing activities:
Short-term debt repayments, net	0	0	(496)
Proceeds from long-term debt	967,035	462,404	115,300
Repayments of long-term debt	(960,962)	(403,811)	(170,345)
Payments of Build to Suit Liability	(500)	0	0
Payment of debt issue costs	0	(627)	0
Exercise of stock options	0	158	1,216
Excess tax benefits from share-based payment arrangements	0	76	420
Net cash from (used in) financing activities	5,573	58,200	(53,905)
Effect of exchange rate changes on cash and cash equivalents	(1,175)	(611)	(448)
Net change in cash and cash equivalents	2,646	(22,375)	9,222
Cash and cash equivalents—beginning of year	8,454	30,829	21,607
Cash and cash equivalents—end of year	11,100	8,454	30,829
Parent
Operating activities:
Net loss	(209,765)	(119,388)	(39,533)
Income (Loss) from Discontinued Operations, Net of Income Taxes	(1,457)	(712)	(181)
Income (Loss) from Continuing Operations	(208,308)	(118,676)	(39,352)
Adjustments to reconcile loss from continuing operations to net cash (used in) from operating activities of continuing operations:
Depreciation and amortization	19,035	19,592	19,977
Impairment of Intangible Assets, Finite-lived	23,491
Impairment of goodwill		41,308
Equity in losses (earnings) of joint venture	1,426	(7,691)	(6,987)
Changes in assets and liabilities:
Net cash (used in) from operating activities of continuing operations	(5,865)	(40,284)	61,641
Net cash from operating activities of discontinued operations	0	0	0
Net cash (used in) from operating activities	(5,865)	(40,284)	61,641
Investing activities:
Capital expenditures	(4,274)	(5,642)	(6,700)
Proceeds from Sale of Property, Plant, and Equipment	8,520	7,464	778
Net cash from (used in) investing activities of continuing operations	(1,045)	(24,119)	(5,922)
Net cash used in investing activities of discontinued operations	0	0	0
Net cash from (used in) investing activities	(1,045)	(24,119)	(5,922)
Financing activities:
Proceeds from long-term debt	967,035	459,406	115,300
Repayments of long-term debt	(958,916)	(402,774)	(166,190)
Net cash from (used in) financing activities	7,619	56,239	(51,150)
Effect of exchange rate changes on cash and cash equivalents	0	0	0
Net change in cash and cash equivalents	709	(8,164)	4,569
Cash and cash equivalents—beginning of year	511	8,675	4,106
Cash and cash equivalents—end of year	1,220	511	8,675
Guarantors
Operating activities:
Net loss	13,927	5,246	4,013
Income (Loss) from Discontinued Operations, Net of Income Taxes	4,473	4,042	2,522
Income (Loss) from Continuing Operations	9,454	1,204	1,491
Adjustments to reconcile loss from continuing operations to net cash (used in) from operating activities of continuing operations:
Depreciation and amortization	276	537	545
Impairment of Intangible Assets, Finite-lived	0
Impairment of goodwill		0
Equity in losses (earnings) of joint venture	0	0	0
Changes in assets and liabilities:
Net cash (used in) from operating activities of continuing operations	(5,284)	1,246	1,821
Net cash from operating activities of discontinued operations	10,621	3,734	3,490
Net cash (used in) from operating activities	5,337	4,980	5,311
Investing activities:
Capital expenditures	(1,079)	(363)	(43)
Proceeds from Sale of Property, Plant, and Equipment	20,100	0	9
Net cash from (used in) investing activities of continuing operations	19,021	(363)	(34)
Net cash used in investing activities of discontinued operations	(1,079)	(1,167)	(1,423)
Net cash from (used in) investing activities	17,942	(1,530)	(1,457)
Financing activities:
Proceeds from long-term debt	0	0	0
Repayments of long-term debt	0	0	0
Net cash from (used in) financing activities	(24,210)	(2,968)	(4,262)
Effect of exchange rate changes on cash and cash equivalents	0	0	0
Net change in cash and cash equivalents	(931)	482	(408)
Cash and cash equivalents—beginning of year	977	495	903
Cash and cash equivalents—end of year	46	977	495
Non-Guarantors
Operating activities:
Net loss	(43,610)	(48,873)	(12,951)
Income (Loss) from Discontinued Operations, Net of Income Taxes	0	0	0
Income (Loss) from Continuing Operations	(43,610)	(48,873)	(12,951)
Adjustments to reconcile loss from continuing operations to net cash (used in) from operating activities of continuing operations:
Depreciation and amortization	4,007	4,251	4,057
Impairment of Intangible Assets, Finite-lived	10,251
Impairment of goodwill		14,852
Equity in losses (earnings) of joint venture	0	0	0
Changes in assets and liabilities:
Net cash (used in) from operating activities of continuing operations	(21,605)	(39,773)	7,433
Net cash from operating activities of discontinued operations	0	0	0
Net cash (used in) from operating activities	(21,605)	(39,773)	7,433
Investing activities:
Capital expenditures	(1,818)	(5,179)	(3,438)
Proceeds from Sale of Property, Plant, and Equipment	11	0	7
Net cash from (used in) investing activities of continuing operations	(1,807)	(5,179)	(3,431)
Net cash used in investing activities of discontinued operations	0	0	0
Net cash from (used in) investing activities	(1,807)	(5,179)	(3,431)
Financing activities:
Proceeds from long-term debt	0	2,998	0
Repayments of long-term debt	(2,046)	(1,037)	(4,155)
Net cash from (used in) financing activities	27,455	30,870	1,507
Effect of exchange rate changes on cash and cash equivalents	(1,175)	(611)	(448)
Net change in cash and cash equivalents	2,868	(14,693)	5,061
Cash and cash equivalents—beginning of year	6,966	21,659	16,598
Cash and cash equivalents—end of year	9,834	6,966	21,659
Eliminations
Operating activities:
Net loss	29,683	43,627	8,938
Income (Loss) from Discontinued Operations, Net of Income Taxes	0	0	0
Income (Loss) from Continuing Operations	29,683	43,627	8,938
Adjustments to reconcile loss from continuing operations to net cash (used in) from operating activities of continuing operations:
Depreciation and amortization	0	0	0
Impairment of Intangible Assets, Finite-lived	0
Impairment of goodwill		0
Equity in losses (earnings) of joint venture	0	0	0
Changes in assets and liabilities:
Net cash (used in) from operating activities of continuing operations	0	0	0
Net cash from operating activities of discontinued operations	0	0	0
Net cash (used in) from operating activities	0	0	0
Investing activities:
Capital expenditures	0	0	0
Proceeds from Sale of Property, Plant, and Equipment	0	0	0
Net cash from (used in) investing activities of continuing operations	5,291	25,941	0
Net cash used in investing activities of discontinued operations	0	0	0
Net cash from (used in) investing activities	5,291	25,941	0
Financing activities:
Proceeds from long-term debt	0	0	0
Repayments of long-term debt	0	0	0
Net cash from (used in) financing activities	(5,291)	(25,941)	0
Effect of exchange rate changes on cash and cash equivalents	0	0	0
Net change in cash and cash equivalents	0	0	0
Cash and cash equivalents—beginning of year	0	0	0
Cash and cash equivalents—end of year	$ 0	$ 0	$ 0